Offerings	Oct. 31, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.200% Senior Notes due 2030
Amount Registered | shares	4,000,000,000
Maximum Aggregate Offering Price	$ 3,995,280,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 551,748.17
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-271535) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% Senior Notes due 2032
Amount Registered | shares	4,000,000,000
Maximum Aggregate Offering Price	$ 3,999,680,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 552,355.81
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-271535) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.875% Senior Notes due 2035
Amount Registered | shares	6,500,000,000
Maximum Aggregate Offering Price	$ 6,498,830,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 897,488.43
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-271535) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2045
Amount Registered | shares	4,500,000,000
Maximum Aggregate Offering Price	$ 4,491,765,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 620,312.75
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-271535) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.625% Senior Notes due 2055
Amount Registered | shares	6,500,000,000
Maximum Aggregate Offering Price	$ 6,488,560,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 896,070.14
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-271535) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750% Senior Notes due 2065
Amount Registered | shares	4,500,000,000
Maximum Aggregate Offering Price	$ 4,494,960,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 620,753.98
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-271535) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.